Premier
Small Company
Stock Fund
Annual Report



October 31, 1995

Premier Small Company Stock Fund
---------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

    We are pleased to provide you with this report for the Premier Small Company Stock Fund for the fiscal year ended October 31, 1995. As shown later in this letter, the year has been a rewarding one for the Fund. This letter describes the economic market background of the Fund's latest twelve months, provides you with the year's results, and explains the investment strategies.

Economic Environment

    Inflation low, growth slow: Concerns about lagging economic growth prompted the Federal Reserve to ease the Fed funds rate in July. This was the first indication that the Fed was moving away from its long-standing policy dedicated to keeping the economy free of inflation. The bond market has been well ahead of the Federal Reserve in determining that inflation is, in fact, under control. Long-term interest rates have fallen for 12 months and, accordingly, bond investors have enjoyed significant capital gains.

    Economic indicators remain mixed, some causing concern about possible recession, while others point toward continued expansion. During times of business uncertainty, attention often shifts to the consumer sector of the economy. More particularly, to the consumer's ability to spend. And here there are some indications that consumers are being pinched.

    There is little doubt that the current economic expansion has been productivity driven. That is, corporations have succeeded in paring expenses from their cost of doing business. With this reduction in overhead, bottom line profits have grown dramatically. Yet little of this corporate prosperity has spilled over into the consumer sector of the economy. Wages and salaries grew at under 3% over the past year, not even keeping pace with inflation.
An additional consumer concern: New job creation is at the slowest pace of the post-World War II era. And recent retail sales reports were the weakest since June 1991 when the economy was in recession. Also, there is worry that the coming Holiday season will be a poor one for retailers, since debt-burdened consumers may spend cautiously.

    Yet, there are also significant signs of continued growth. Despite the above indications of a potential slowdown in consumer spending, measures of consumer confidence remain high. Business capital spending and home-building activity continue to surge, providing substantial fuel for economic growth. Business investment in durable equipment when calculated as a percentage of Gross Domestic Product (GDP) is at a 35-year high with no sign of a letup. No wonder industrial production is booming. And while job and wage growth is slow, the index of hours worked (a key determinant of GDP growth and income generation) is rising. Providing additional confidence is the fact that the four-and-a-half year recovery has been well balanced: corporate debt issuance has been moderate and the banking system is not overstretched.

    Spurred by declining interest rates and a low level of inflation, the stock market rallied strongly during the year. Technology and financial stocks performed particularly well. The market's advance in the recent quarter was broad-based.

Portfolio Overview

    The Premier Small Company Stock Fund performed extremely well in the fiscal year ending October 31, 1995. The Fund's Class A shares and Class R shares began operations on September 2, 1994. The Fund's Class B and Class C shares commenced operations on December 19, 1994. From November 1,

1995 for Class A and Class R shares and from December 19 for Class B and Class C shares through October 31, 1995, the Fund achieved a total return of 30.31% for its Class A shares, 37.51% for its Class B shares, 37.41% for its Class C shares and 30.70% for its Class R shares.* Therefore, the Fund achieved its investment objective of outperforming the Russell 2500 Index, which rose 21.37% for the twelve month period ended October 31, 1995.**

    As noted in the economic section of this report, the market environment for equities was very favorable during the fiscal year. Inflation numbers have remained low, the economy has grown at a moderate rate and interest rates have been stable to declining.

    The Fund invests primarily in a diversified, higher risk group of common stocks with a market capitalization generally ranging from $500 million to $1.5 billion. The Fund's strategy is to invest in stocks within each sector of the benchmark that appears to have better value and earnings momentum relative to other companies in the same sector.

    The investment philosophy is that stocks with above average value and above average earnings momentum will generate above average performance over time. Portfolio risk in terms of sector weightings, beta and other measures of risk, are maintained similar to the Russell 2500 Index. As of October 31, 1995, the Fund was 98% invested and maintained a cash position of about 2%. The Fund does not employ market timing.

    In the fiscal year ended October 31, 1995, the Fund benefitted from solid performance in each sector, but investment in technology and financial stocks were the strongest contributors.

    I consider it a privilege to manage this Fund and will continue to implement our investment process to the best of my ability.

                              Sincerely


                              James C. Wadsworth
                              Portfolio Manager


* Total return includes reinvestment of dividends and any capital gains paid, without taking into account the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares and Class C shares.
** Source: Frank Russell Company. Reflects the reinvestment of income dividends and where applicable capital gain distributions. The Russell 2500 Index is a widely accepted measure of small cap stock performance.

Premier Small Company Stock Fund                           October 31, 1995
---------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN PREMIER SMALL COMPANY STOCK FUND CLASS A SHARES AND CLASS R SHARES AND THE RUSSELL 2500 INDEX

                       Premier               Premier
                    Small Company         Small Company
                     Stock Fund             Stock Fund            Russell 2500
Period            (Class A Shares)       (Class R Shares)         Stock Index*
---------------   ----------------       ----------------         ------------
9/2/94                 9,551                  10,000                 10,000
10/31/94               9,618                  10,070                  9,915
1/31/95                9,404                   9,855                  9,670
4/30/95               10,505                  11,018                 10,590
7/31/95               12,571                  13,194                 12,002
10/31/95              12,533                  13,162                 12,033

*Source: The Frank Russell Company

Average Annual Total Returns
------------------------------------------------------------------------------------------------------------------------
                           Class A Shares                                                  Class R Shares
------------------------------------------------------------------           -------------------------------------------
                                                    % Return
                                                   Reflecting
                            % Return Without     Maximum Initial
Period Ended 10/31/95         Sales Charge      Sales Charge (4.5%)           Period Ended 10/31/95
----------------------    ------------------- --------------------            ------------------------
1 Year                        30.31%            24.50%                        1 Year                              30.70%
From Inception (9/2/94)       26.39             21.49                         From Inception (9/2/94)             26.72


Actual Aggregate Total Returns
------------------------------------------------------------------------------------------------------------------------
                           Class B Shares                                              Class C Shares
------------------------------------------------------------   ---------------------------------------------------------
                                        % Return Reflecting                                         % Return Reflecting
                                       Applicable Contingent                                       Applicable Contingent
                           % Return      Deferred Sales                                 % Return      Deferred Sales
                          Assuming No      Charge Upon                                 Assuming No      Charge Upon
Period Ended 10/31/95      Redemption      Redemption *        Period Ended 10/31/95    Redemption       Redemption**
-----------------------  -------------  ---------------------- --------------------    ------------  -------------------
From Inception (12/19/94)   37.51%                 33.51%        From Inception          37.41%             36.41%
                                                                   (12/19/94)


Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A shares and Class R shares of Premier Small Company Stock Fund on 9/2/94 (Inception Date) to a $10,000 investment made in the Russell 2500 Index on that date. For comparative purposes, the value of the Index on 8/31/94 is used as the beginning value on 9/2/94. All dividends and capital gain distributions are reinvested. Performance for Class B shares and Class C shares will vary from the performance of both Class A shares and Class R shares shown above due to differences in charges and expenses.

The Fund's performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on Class A shares and Class R shares. The Russell 2500 Index is an unmanaged index and is composed of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

*Maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years.
**Maximum contingent deferred sales charge for Class C shares is 1% within one year of the date of purchase.

Premier Small Company Stock Fund
---------------------------------------------------------------------------
Statement of Investments                                   October 31, 1995

     Shares      Common Stocks--95.3%                                           Value
--------------                                                              ------------
                Basic Industries--6.7%
         5,700  American Buldings Co+ .............................       $      143,925
         9,700  Cabot Corporation..................................              460,750
         9,500  Chesapeake Corporation of
                  Virginia.........................................              290,938
        18,675  Clayton Homes, Inc. ...............................              490,219
         7,400  Cytec Industries, Inc.+  ..........................              405,150
        12,100  Federal Paper Board
                  Company, Inc.....................................              508,200
         7,600  Medusa Corporation ................................              190,000
         4,900  Minerals Technologies, Inc. .......................              195,387
        18,600  NL Industries+ ....................................              241,800
         7,900  Wellman Inc .......................................              185,650
                                                                           -------------
                                                                               3,112,019
                                                                           -------------

                Consumer Cyclical--16.0%
         9,300  Apple South, Inc. .................................              190,650
         9,000  Big B, Inc. .......................................              132,750
         7,400  Borg-Warner Automotive, Inc. ......................              218,300
        18,000  Cash America International  .......................               92,250
         2,850  Clear Channel
                  Communications, Inc.+............................              233,700
        11,200  CompUSA Inc.+ .....................................              428,400
         7,650  Devon Group, Inc.+.................................              298,350
         8,950  Dollar General Corporation ........................              219,275
         7,200  Eckerd Corporation+................................              285,300
        14,400  Fila Holding SPA ..................................              621,000
         4,400  Franklin Quest Company+............................              105,050
         7,400  Gentex Corporation+................................              164,650
         6,645  Harman International
                  Industries, Inc..................................              306,501
        17,600  Haverty Furniture
                  Companies, Inc...................................              244,200
         5,400  IHOP Corp + .......................................              116,100
         9,700  Infinity Broadcasting
                  Corporation, Cl. A +.............................              315,250
        13,600  Interface Inc., Cl. A .............................              205,700
         7,900  Morrison Restaurants, Inc. ........................              123,437
         8,500  Outboard Marine Corporation .......................              176,375
        14,200  Players International Inc + .......................              152,650
         8,400  Regal Cinemas + ...................................              329,700
        12,200  Rex Stores Corporation+............................              207,400
        12,400  Richfood Holdings, Inc. ...........................              310,000
         3,550  Scholastic Corporation+ ...........................              219,213
        15,975  Staples Inc.+ .....................................              425,334
         6,600  Stop & Shop Companies, Inc.+ ......................              136,950
         5,500  Toro Company ......................................              158,812
        11,800  Waban Inc.+ .......................................              184,375
         6,400  Wallace Computer Services .........................              360,800

                Consumer Cyclical (continued)
        15,300  Warnaco Group, Cl. A. .............................       $      355,725
        17,500  Winnebago Industries, Inc. ........................              140,000
                                                                           -------------
                                                                               7,458,197
                                                                           -------------

                Consumer Services--25.4%
        10,000  Adaptec Inc.+......................................              445,000
         8,925  AGCO Corporation ..................................              399,394
         8,800  AMETEK, Inc. ......................................              155,100
         5,000  Analysts International Corporation ................              148,125
        12,700  Atmel Corporation+.................................              396,875
         5,600  CIDCO Inc. + ......................................              165,900
        11,500  Cypress Semiconductor
                  Corporation+.....................................              405,375
        10,300  Danka Business Systems, ADR .......................              345,050
        11,300  Electronics For Imaging, Inc.+ ....................              929,425
         9,300  ELSAG Bailey Process
                  Automation N.V.+.................................              253,425
        14,200  First Alert, Inc.+.................................              220,100
         8,500  Gateway 2000 +.....................................              283,687
         4,600  Hadco Corp +.......................................              128,800
         7,600  Heritage Media
                  Corporation, Cl. A+..............................              210,900
         6,600  In Focus Systems +.................................              216,975
        20,200  Informix Corporation+..............................              588,325
        16,600  Integrated Device
                  Technology, Inc.+................................              315,400
         8,800  Kennametal, Inc. ..................................              273,900
         7,500  Loewen Group, Inc. ................................              300,352
        13,500  NetManage + .......................................              275,062
         5,800  PHH Corporation ...................................              253,750
        17,600  Pittston Services Group ...........................              484,000
         4,900  Plantronics Inc. + ................................              163,537
        12,000  Quanex Corp. ......................................              237,000
        13,000  Quantum Corporation+ ..............................              225,875
        11,800  Read-Rite Corporation+ ............................              411,525
        11,400  Silicon Valley Group, Inc.+ .......................              369,075
        18,000  Sotheby's Holdings, Cl. A .........................              249,750
         8,900  Sterling Software, Inc.+ ..........................              410,513
        11,700  SunGard Data System, Inc.+ ........................              321,750
        16,100  Tellabs, Inc.+ ....................................              547,400
         6,700  Thermedics + ......................................              123,113
         8,300  Thermo Electron + .................................              381,800
         9,100  Thiokol Corporation ...............................              315,087
        10,400  VLSI Technology, Inc. + ...........................              244,400
        13,000  Watts Industries, Inc., Cl. A .....................              268,125
         6,050  Zebra Technologies
                  Corporation, Cl. A+..............................              359,975
                                                                           -------------
                                                                              11,823,845
                                                                           -------------

Premier Small Company Stock Fund
---------------------------------------------------------------------------
Statement of Investments (continued)                       October 31, 1995

     Shares     Common Stocks (continued)                                      Value
--------------                                                              ------------
                Consumer Staples--3.6%
         4,400  Avid Technology+ ..................................       $      192,500
        12,900  Dimon Corp ........................................              188,663
        12,400  IBP, Inc. .........................................              742,450
         5,200  Lancaster Colony Corporation ......................              172,900
        15,800  Morningstar Group+ ................................              122,450
         9,800  Robert Mondavi Corporation,
                  Cl. A +..........................................              276,850
                                                                           -------------
                                                                               1,695,813
                                                                           -------------
                Electronics--.5%
        11,650  ECI Telecommunications, Ltd. ......................              221,350
                                                                           -------------

                Energy--5.3%
        18,400  Benton Oil & Gas+ .................................              223,100
         7,000  Holly Corp ........................................              152,250
         7,000  KN Energy, Inc. ...................................              179,375
        22,400  Nabors Industries+ ................................              193,200
        18,500  Pacific Enterprises Company .......................              457,875
         6,300  Petroleum Geo-Services
                  Corporation, ADS+................................              122,062
         9,700  Pogo Producing Company ............................              195,213
         9,700  Seagull Energy Corporation+ .......................              166,113
        10,500  Smith International, Inc.+ ........................              168,000
        15,500  Southwestern Energy Company .......................              193,750
        10,400  Valero Energy .....................................              245,700
         6,300  WICOR Inc.  .......................................              186,637
                                                                           -------------
                                                                               2,483,275
                                                                           -------------
                Finance Companies--.5%
        11,300  Franchise Finance Corp. of
                  America..........................................              238,713
                                                                           -------------

                Health Care--8.6%
         4,600  Cardinal Health, Inc. .............................              236,325
         6,500  Community Health Sytems, Inc.+ ....................              206,375
         3,900  Cordis Corporation+ ...............................              430,950
        11,600  Lincare Holdings, Inc.+ ...........................              288,550
        12,000  MediSense + .......................................              256,500
        21,100  OrNda Healthcorp+ .................................              371,888
         4,400  PacifiCare Health Systems,
                  Cl. B +..........................................              320,100
        15,000  Teva Pharmaceutical
                  Industries, ADR..................................              588,750
         7,800  Universal Health Services,
                  Cl. B +..........................................              292,500
        10,324  Vencor + ..........................................              286,491
        11,000  Vivra Inc.+ .......................................              363,000
         8,216  Watson Pharaceutical + ............................              367,666
                                                                           -------------
                                                                               4,009,095
                                                                           -------------
                Insurance--1.0%
        12,700  Mutual Risk Management, Ltd. ......................       $      468,313
                                                                           -------------

                Interest Sensitive--16.7%
         4,900  ADVANTA Corporation, Cl. B ........................              175,175
         4,900  AMBAC, Inc. .......................................              206,412
        12,400  AMRESCO, Inc. .....................................              131,750
         5,100  BayBanks Inc. .....................................              413,100
         6,200  CMAC Investment ...................................              294,500
         2,900  Columbia First Savings Bank+ ......................              169,650
         6,100  Crestar Financial Corporation .....................              347,700
         5,800  Cullen Frost Bankers ..............................              295,800
         9,350  Edwards (AG) Inc. .................................              238,425
         5,200  First Tennessee National ..........................              278,200
        12,200  Firstar ADR .......................................              431,575
        12,400  Green Tree Financial
                  Corporation......................................              330,150
         9,350  Health Care Properties
                  Investors, Inc...................................              316,731
         5,600  Kimco Realty ......................................              206,500
         9,000  Mercantile Bancorp, Inc. ..........................              396,000
         6,400  Money Stores, Inc. ................................              256,000
         7,820  Old Kent Financial Corporation ....................              299,115
        11,600  Old Republic International
                  Corporation......................................              332,050
        16,900  Peoples Bank of Bridgeport ........................              333,775
         4,900  PXRE Corporation ..................................              124,950
         4,900  RCSB Financial Corp ...............................              109,025
         9,300  Regions Financial Corp ............................              370,837
        29,600  Reliance Group Holdings ...........................              218,300
        14,100  Signet ............................................              334,875
         4,150  Standard Federal
                  Bancorporation...................................              147,325
        11,600  United Companies Financial
                  Corporation......................................              327,700
         9,550  USLIFE Corporation ................................              272,175
        10,500  West One Bancorp...................................              446,250
                                                                           -------------
                                                                               7,804,045
                                                                           -------------

                Mining and Metals--2.4%
         9,200  Brush Wellman, Inc. ...............................              154,100
        10,000  IMCO Recycling, Inc.  .............................              215,000
        10,400  Potash Corporation
                  Saskatchewan, Inc................................              724,100
                                                                           -------------
                                                                               1,093,200
                                                                           -------------

                Retail--.7%
        20,000  Intimate Brands + .................................              335,000
                                                                           -------------

Premier Small Company Stock Fund
---------------------------------------------------------------------------
Statement of Investments (continued)                       October 31, 1995

     Shares     Common Stocks (continued)                                      Value
--------------                                                              ------------
                Transportation--1.7%
         5,700  Air Express International .........................       $      118,275
        21,500  Arkansas Best Corporation  ........................              196,188
         6,700  Illinois Central, Ser. A ..........................              256,275
        13,600  SkyWest Inc........................................              232,900
                                                                           -------------
                                                                                 803,638
                                                                           -------------
                Utilities--6.2%
        17,000  California Energy + ...............................              308,125
        13,250  DQE, Inc. .........................................              364,375
        17,900  Frontier Corp......................................              483,300
        11,800  Illinova Corporation ..............................              334,825
        18,800  LCI International, Inc.+ ..........................              338,400
        20,254  MidAmerican Energy ................................              324,064
        16,100  Pinnacle West Capital
                   Corporation.....................................              442,749
         8,000  Southern Indiana Gas &
                  Electric Company.................................              270,000
                                                                           -------------
                                                                               2,865,838
                                                                           -------------
                TOTAL COMMON STOCKS
                  (Cost $40,607,472)...............................           44,412,341
                                                                           -------------


Principal
 Amount                                                                        Value
----------                                                                 -------------
                REPURCHASE
                  AGREEMENT--6.3%
$2,960,344      Agreement with Goldman
                Sachs & Company Tri Party
                Repurchase Agreement,
                dated 10/31/95 bearing
                5.88% to be repurchased at
                $2,960,028 on 11/1/95,
                collateralized by $2,960,304
                U.S. Treasury Note,
                5.875% due 7/31/97
                (Cost $2,960,344)..................................        $   2,960,344
                                                                           -------------



TOTAL INVESTMENTS
  (Cost $43,567,816)..................................      101.6%           $47,372,685

LIABILITIES, LESS CASH AND
              RECEIVABLES.............................       (1.6%)             (751,099)
                                                            ------         -------------

NET ASSETS ...........................................       100.0%          $46,621,586
                                                            ------         -------------

Note to Statement of Investments;
----------------------------------------------------------------------
+ Non-income producing security.

                    See notes to financial statements.

Premier Small Company Stock Fund
----------------------------------------------------------------------
Statement of Assets and Liabilities                    October 31, 1995

ASSETS:
    Investments in securities, at value (cost $43,567,816)--see Statement of
      Investments (including repurchase agreements of $2,960,344)...........                                $47,372,685
    Cash....................................................................                                      2,560
    Receivable for investment securities sold...............................                                    532,727
    Receivable for Capital Stock sold.......................................                                     76,963
    Dividends and interest receivable.......................................                                     35,666
                                                                                                          -------------
                                                                                                             48,020,601
LIABILITIES:
    Due to The Dreyfus Corporation--Note 2(a)...............................              $     89,893
    Due to Distributor--Note 2(b)...........................................                     1,132
    Payable for investment securities purchased.............................                 1,294,327
    Payable for Capital Stock redeemed......................................                     9,857
    Directors' fees payable--Note 2(c)......................................                     3,806        1,399,015
                                                                                           -----------    -------------
NET ASSETS..................................................................                                $46,621,586
                                                                                                          -------------
                                                                                                          -------------
REPRESENTED BY:
    Paid-in capital.........................................................                                $41,144,301
    Accumulated undistributed investment income--net........................                                     17,573
    Accumulated undistributed net realized gain on investments..............                                  1,654,843
    Accumulated net unrealized appreciation on investments--Note 3..........                                  3,804,869
                                                                                                          -------------

NET ASSETS at value.........................................................                                $46,621,586
                                                                                                          -------------
                                                                                                          -------------
NET ASSET VALUE, per share:
    Class A Shares
      (27 million shares of $.001 par value Capital Stock authorized)
      ($1,358,723 / 103,808 shares of Capital Stock outstanding)............                                     $13.09
                                                                                                                -------
                                                                                                                -------
    Class B Shares
      (50 million shares of $.001 par value Capital Stock authorized)
      ($1,025,034 / 78,535 shares of Capital Stock outstanding).............                                     $13.05
                                                                                                                -------
                                                                                                                -------
    Class C Shares
      (50 million shares of $.001 par value Capital Stock authorized)
      ($146,860 / 11,259 shares of Capital Stock outstanding)...............                                     $13.04
                                                                                                                -------
                                                                                                                -------
    Class R Shares
      (41 million shares of $.001 par value Capital Stock authorized)
      ($44,090,969 / 3,366,367 shares of Capital Stock outstanding).........                                     $13.10
                                                                                                                -------
                                                                                                                -------


                                   See notes to financial statements.

Premier Small Company Stock Fund
-------------------------------------------------------------------------
Statement of Operations                       Year ended October 31, 1995

INVESTMENT INCOME:
    Income:
      Cash dividends........................................................               $   263,784
      Interest..............................................................                    97,514
                                                                                          ------------
          Total Income......................................................                                 $  361,298

    Expenses:
      Investment management fee-Note 2(a)...................................                   278,575
      Directors' fees and expenses-Note 2(c)................................                     3,511
      Distribution fee-Note 2(b)............................................                     4,034
      Service Fee-Note 2(b).................................................                       838
                                                                                          ------------
          Total Expenses....................................................                                    286,958
                                                                                                           ------------
          INVESTMENT INCOME-NET.............................................                                     74,340

REALIZED AND UNREALIZED GAIN ON INVESTMENTS-Note 3:
    Net realized gain on investments........................................                $1,683,118
    Net unrealized appreciation on investments..............................                 3,736,077
                                                                                          ------------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                  5,419,195
                                                                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                 $5,493,535
                                                                                                           ------------
                                                                                                           ------------


                              See notes to financial statements.

Premier Small Company Stock Fund
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                          Year Ended October 31,
                                                                                     --------------------------------
                                                                                           1995            1994(1)
                                                                                     --------------    --------------
OPERATIONS:
    Investment income-net................................................            $       74,340    $       18,644
    Net realized gain (loss) on investments..............................                 1,683,118           (28,275)
    Net unrealized appreciation on investments for the year..............                 3,736,077            68,792
                                                                                     --------------    --------------
        Net Increase In Net Assets Resulting From Operations.............                 5,493,535            59,161
                                                                                     --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net:
      Class A Shares.....................................................                      (550)            --
      Class R Shares.....................................................                   (74,861)            --
                                                                                     --------------    --------------
        Total Dividends..................................................                   (75,411)            --
                                                                                     --------------    --------------
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold:
      Class A  Shares....................................................                 1,410,579            59,219
      Class B Shares.....................................................                   967,580             --
      Class C Shares.....................................................                   149,491             --
      Class R Shares.....................................................                36,992,799        13,289,944
    Dividends reinvested:
      Class A Shares.....................................................                       406             --
      Class R Shares.....................................................                    54,591             --
    Cost of shares redeemed:
      Class A Shares.....................................................                  (272,564)             (300)
      Class B Shares.....................................................                    (9,877)            --
      Class R Shares.....................................................                (8,896,002)       (2,601,565)
                                                                                     --------------    --------------
        Increase In Net Assets From Capital Stock Transactions...........                30,397,003        10,747,298
                                                                                     --------------    --------------
          Total Increase In Net Assets...................................                35,815,127        10,806,459
NET ASSETS:
    Beginning of year....................................................                10,806,459             --
                                                                                     --------------    --------------
    End of year (including undistributed investment income-net:
      $17,573 and $18,644, respectively).................................               $46,621,586       $10,806,459
                                                                                     --------------    --------------
                                                                                     --------------    --------------

                                                                          Shares

                                 ----------------------------------------------------------------------------------
                                                             Class B       Class C
                                      Class A Shares          Shares       Shares             Class R Shares
                                 -----------------------    ---------    ----------       -------------------------
                                                            Year Ended   Year Ended
                                  Year Ended October 31,    October 31,  October 31,        Year Ended October 31,
                                 -----------------------    ----------   ----------       -------------------------
                                    1995      1994(1)(2)      1995(3)      1995(4)           1995        1994(1)(2)
                                 ----------   ----------    ----------   ----------       -----------    ----------
CAPITAL SHARE TRANSACTIONS:
    Shares sold................     120,861     5,966         79,297         11,259         3,154,920     1,330,335
    Shares issued for dividends
      reinvested...............          38      --              --            --               5,116          --
    Shares redeemed............     (23,027)      (30)          (762)          --            (861,037)     (262,967)
                                -----------  --------         ------        -------         ---------     ---------
      Net Increase in Shares
        Outstanding............      97,872     5,936         78,535         11,259         2,298,999     1,067,368
                                -----------  --------         ------        -------         ---------     ---------
                                -----------  --------         ------        -------         ---------     ---------

------------
(1) The Fund commenced operations on September 2, 1994.
(2) Effective October 17, 1994, the Fund's Investor shares and Trust shares were redesignated as Class A shares and Class R shares, respectively.
(3) The Fund commenced selling Class B shares on December 19, 1994.
(4) The Fund commenced selling Class C shares on April 30, 1995.

                                   See notes to financial statements.

Premier Small Company Stock Fund
--------------------------------------------------------------------------
Financial Highlights

    Contained below is per share performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                          Class A Shares              Class B Shares
                                                                      ------------------------    ----------------------
                                                                      Year Ended October 31,      Year Ended October 31,
                                                                      ------------------------    ----------------------
PER SHARE DATA:                                                         1995        1994(1)(2)            1995(3)
                                                                      --------      ----------           --------
    Net asset value, beginning of year..............                   $10.07         $10.00              $  9.49
                                                                       ------         ------               ------
    Investment Operations:
    Investment income (loss)-net....................                      .02            .01                 (.03)
    Net realized and unrealized gain on investments.                     3.03            .06                 3.59
                                                                       ------         ------               ------
      Total from Investment Operations..............                     3.05            .07                 3.56
                                                                       ------         ------               ------

    Distributions;
    Dividends from investment income-net............                     (.03)           --                    --
                                                                       ------         ------               ------

    Net asset value, end of year....................                   $13.09         $10.07               $13.05
                                                                       ------         ------               ------
                                                                       ------         ------               ------
TOTAL INVESTMENT RETURN.............................                    30.31%           .70%               37.51%

RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.........                     1.50%          1.50%(4)             2.25%(4)
    Ratio of net investment income to average net assets                  .10%           .83%(4)             (.65%)(4)
    Portfolio Turnover Rate.........................                    56.00%          8.00%               56.00%
    Net Assets, end of year (000's Omitted).........                   $1,359            $60               $1,025

-------------
(1) The Fund commenced operations and commenced selling Class A shares on September 2, 1994. Effective October 17, 1994, the Fund's Investor shares were redesignated as Class A shares.
(2) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(3) The Fund commenced selling Class B shares on December 19, 1994.
(4) Annualized.


                            See notes to financial statements.

Premier Small Company Stock Fund
------------------------------------------------------------------
Financial Highlights (continued)

    Contained below is per share performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated.
This information has been derived from the Fund's financial statements.

                                                                          Class C Shares            Class R Shares
                                                                      ---------------------    ------------------------
                                                                      Year Ended October 31,    Year Ended October 31,
                                                                      ---------------------    ------------------------
PER SHARE DATA:                                                                 1995(1)          1995            1994(2)(3)
                                                                              ------            ------        --------
    Net asset value, beginning of year..............                          $ 9.49            $10.07          $10.00
                                                                              ------            ------          ------
    Investment Operations:
    Investment income (loss)-net....................                            (.01)              .04             .02
    Net realized and unrealized gain on investments.                            3.56              3.04             .05
                                                                              ------            ------          ------
      Total from Investment Operations..............                            3.55              3.08             .07
                                                                              ------            ------          ------

    Distributions;
    Dividends from investment income-net............                             --               (.05)            --
                                                                              ------            ------          ------

    Net asset value, end of year....................                          $13.04            $13.10          $10.07
                                                                              ------            ------          ------
                                                                              ------            ------          ------
TOTAL INVESTMENT RETURN.............................                           37.41%            30.70%            .70%

RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.........                            2.25%(4)         1.25%            1.25%(4)
    Ratio of net investment income to average net assets                        (.65%)(4)         .35%            1.08%(4)
    Portfolio Turnover Rate.........................                           56.00%           56.00%            8.00%
    Net Assets, end of year (000's Omitted).........                         $   147          $44,091          $10,747

---------------

(1) The Fund commenced selling Class C shares on April 30, 1995.
(2) The Fund commenced operations and commenced selling Trust shares on September 2, 1994. Effective October 17, 1994, the Fund's Trust shares were redesignated as Class R shares.
(3) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(4) Annualized.

                    See notes to financial statments.

Premier Small Company Stock Fund
--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

    The Dreyfus/Laurel Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen Series including the Premier Small Company Stock Fund (the "Fund"). The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.
    The Fund currently offers four classes of shares: Class A, Class B, Class C and Class R shares. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC") and a service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fee. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class. The Company has the authority to issue 25 billion shares of capital stock with a par value of $.001.
    Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    (a) Portfolio Valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued to the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.
    (b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (c) Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian, and sub-custodian takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market

Premier Small Company Stock Fund
--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
    (d) Distributions to Shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distributio n requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    On November 2, 1995, the Board of Directors declared dividends from net investment income for the Class R shares in the amount of $0.0053 per share payable on November 3, 1995 to shareholders of record on November 2, 1995.
    (e) Federal Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2 -- Investment Management Fee and Other Transactions with Affiliates:

    (a) Investment Management Fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of 1.25% of the value of the Fund' average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).
    (b) Distribution and Service Plan: The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Class A, B and C shares. Under the Plan, the Fund may pay annually up to .25% of the value of its average daily net assets attributable to its Class A shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, the Fund may pay the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B

Premier Small Company Stock Fund
----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, pursuant to which the Fund pays Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no service or distribution fee. For the year ended October 31, 1995, the service fee for Class B and Class C shares was $810 and $28, respectively. For the year ended October 31, 1995, the distribution fee for Class A, Class B and Class C shares was $1,521, $2,429 and $84, respectively.
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of the majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
          (c) Directors' Fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: the Dreyfus/Laurel Funds, Inc., the Dreyfus/Laurel Tax-Free Municipal Funds, and the Dreyfus/Laurel Funds Trust. In addition the Chairman of the Board receives an annual fee of $75,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3 -- Securities Transactions:

    The aggregate amount of purchase and sales of investment securities, other than short-term securities, during the year ended October 31, 1995, amounted to $41,314,168 and $12,359,506, respectively.
    At October 31, 1995, accumulated net unrealized appreciation on investments was $3,804,869, consisting of $5,803,153 gross unrealized appreciation and $1,998,284 gross unrealized depreciation.
    At October 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Premier Small Company Stock Fund
-------------------------------------------------------------------------
Independent Auditors' Report

The Board of Directors and Shareholders
The Dreyfus/Laurel Funds, Inc.:

    We have audited the accompanying statement of assets and liabilities of the Premier Small Company Stock Fund of The Dreyfus/Laurel Funds, Inc., including the statement of investments, as of October 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Premier Small Company Stock Fund of The Dreyfus/Laurel Funds, Inc., as of October 31, 1995, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                 KPMG Peat Marwick LLP

Pittsburgh, Pennsylvania
December 15, 1995

Premier Small Company Stock Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Transfer Agent &
Dividend Disbursing Agent
First Data Investor Services Group, Inc.
P.O. Box 9671
Providence, RI 02940


Further information is contained in the Prospectus, which must precede or accompany this report.


Printed in U.S.A.                                  253AR9510